Financial investments (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Average yield rate	102.25%	101.37%
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Average yield rate	5.46%	5.30%